REVENUE - Disaggregation of Net Revenues by Major Source (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	$ 7,537	$ 6,107	$ 23,070	$ 16,250
Finance and interest income	259	228	737	755
Rents and other income on operating lease	176	157	549	526
Finance, interest and other income	435	385	1,286	1,281
Total Revenues	7,972	6,492	24,356	17,531
Sales of goods
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	7,284	5,874	22,322	15,575
Rendering of services and other revenues
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	172	158	505	440
Rents on assets sold with a buy-back commitment
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	$ 81	$ 75	$ 243	$ 235